Property Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Property, Plant and Equipment
Property, plant and equipment consists of the following:

	December 31, 2012	December 31, 2011
Machinery and equipment	$92.3	$67.0
Computer software and hardware	91.0	60.2
Leasehold improvements	22.2	18.1
Buildings and improvements	29.1	29.0
Furniture, fixtures and transportation equipment	9.1	7.9
Land	8.2	8.3
Construction-in-progress	17.6	26.2
	269.5	216.7
Accumulated depreciation	(79.5)	(6.0)
	$190.0	$210.7

Depreciation expense was $75.9, $1.9, $40.9, and $48.9 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively, and includes the depreciation of the Company's capital leases. These amounts include depreciation expense for discontinued operations of $9.1, $0.1, $4.5 and $5.1 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011 and fiscal year 2010, respectively. See Notes 1 and 3 for a discussion of the effect on depreciation expense of the revaluation of the Company's assets as a result of the MacAndrews Acquisition. Capitalized lease equipment was $4.6 and $4.6 at December 31, 2012 and 2011, respectively, and the related accumulated depreciation was $1.9 and $1.1 at December 31, 2012 and 2011, respectively.
During 2012, the Company recorded non-cash impairment charges of $0.8 for the Faneuil segment related to abandoned leasehold improvements resulting from the loss of a client, $0.6 for the Harland Clarke segment related to assets that were determined to have limited future use. During the 2011 Predecessor period, non-cash impairment charges of $0.5 were recorded for the Harland Clarke segment related to assets that were determined to have limited future use. During 2010, non-cash impairment charges of $2.8 were recorded for the Harland Clarke segment primarily related to the abandonment of a development project and restructuring-related impairments of property, plant and equipment. These impairment charges are included in asset impairment charges in the accompanying consolidated statements of operations.
Construction-in-progress mainly consists of investments in Harland Clarke's information technology infrastructure, contact centers, production bindery and delivery systems.